RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions	Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2018, 2019 and 2020:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Services provided to:
-Xiaomi Group	374,085	437,694	527,679	80,870
-Qidi Tech	—	7,427	3,478	533
-Jingliang Inter Cloud	—	—	880	135
-BJ Cheetah	2,079	169	98	15
-BJ Kingsoft	6,281	3,475	43	7
-Taiji	13,681	7,899	—	—
-WiFire BJ	16,490	1,934	—	—
-Unisvnet	1,011	—	—	—
-Others	4,493	1,494	305	47

Services provided by:
-CYSD	18,667	38,918	38,918	5,964
-BJ Kingsoft	13,204	3,492	16,867	2,585
-APL	—	—	8,124	1,245
-Jingliang Inter Cloud	3,477	8,829	4,956	760
-Beijing Huaqing	—	—	4,389	673
-Taiji	7,095	19,942	—	—
-DCSS	5,238	—	—	—
-BZRH	4,239	—	—	—
-WiFire BJ	4,066	—	—	—
-Others	6,396	5,866	796	122

Loan to:
-Shanghai Puping	—	—	62,531	9,583
-Taiji	—	1,500	—	—

Interest income from loan to:
-BJ Fastweb	700	700	—	—

Lease deposit paid to:
-Ziguang Finance Leasing	2,042	6,154	135	21
-Tuspark Harmonious	11,472	—	—	—

Lease payment paid to:
-Tuspark Harmonious	—	68,832	43,703	6,698
-Ziguang Finance Leasing	4,897	17,156	30,776	4,717
-Beijing Qidi Yefeng	—	—	4,516	692

Cash consideration for shares repurchase
-King Venture	—	—	130,472	19,996

Schedule of related party balances

	As of December 31,
	2019	2020
	RMB	RMB	US$
Amounts due from related parties:
Current:
-Shanghai Puping	—	62,531	9,583
-SH Shibei	9,800	9,800	1,502
-Ziguang Finance Leasing	—	2,042	313
-Marble SH (2)	100,106	—	—
-Shihua Investment Group (3)	82,542	—	—
-Xiaomi Group	39,778	—	—
-Marble Holdings (2)	29,736	—	—
-Shihua Investment Management (3)	27,905	—	—
-Taiji	9,499	—	—
-Qidi Tech	1,249	—	—
-Others	1,050	1,146	176
	301,665	75,519	11,574
Non-current:
-Tuspark Harmonious	11,863	11,863	1,818
-Ziguang Finance Leasing	8,195	6,289	964
-Beijing Qidi Yefeng	—	1,124	172
-Others	596	1,286	197
	20,654	20,562	3,151
Amounts due to related parties:
Current:
-Ziguang Finance Leasing	27,160	31,681	4,855
-Tuspark Harmonious	24,917	13,557	2,078
-Beijing Qidi Yefeng	—	4,410	676
-Shihua Investment Group (3)	84,021	—	—
-Shihua Investment Management (3)	22,484	—	—
-WiFire BJ (1)	6,330	—	—
-BJ Kingsoft	1,073	—	—
-APL	—	783	120
-Others	950	576	88
	166,935	51,007	7,817
Non-current:
-Tuspark Harmonious	698,511	715,992	109,731
-Ziguang Finance Leasing	47,388	22,247	3,409
-Beijing Qidi Yefeng	—	9,507	1,457
	745,899	747,746	114,597

(1)	In 2019, RMB20,367 of amounts due from/to WiFire Entities were offset according to the multi-party debt offset agreement signed in 2019. The remaining RMB52,142 of amounts due from WiFire Entities was fully impaired considering low collectability.
(2)	Amounts due from Marble SH and Marble Holdings represented the unpaid cash consideration to the Company for acquiring the 100% equity interest in certain of Shihua Holdings 2’s subsidiaries in 2019 (Note 4).
(3)	Amounts due from/to Shihua Investment Management and Shihua Invesetment Group were generated from the assets acquisition of Shihua Holdings 2 (Note 4).